SHAREHOLDER COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
SHAREHOLDER'S COMPENSATION
Schedule of shareholders earnings

	12/31/2020	12/31/2019
Dividends for the fiscal year 2020	1,507,139	—
Dividends for the fiscal year 2019	—	2,540,567
Unclaimed dividends (a)	28,391	19,569
Minimum required dividends for the year	11,628	15,080
Total	1,547,158	2,575,216